Vanguard Short-Term Investment-Grade Fund Annual Fund Operating Expenses - Institutional Prospectus [Member] - Vanguard Short-Term Investment-Grade Fund - Institutional Shares	Jan. 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.07%